Income (Loss) Per Share Attributable to Equity Holders of the Company (Tables)	12 Months Ended
Mar. 31, 2025
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of Potentially Dilutive Ordinary Shares

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the year ended March 31,
	2025	2024	2023

Basic Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$15,894,755	$(3,679,409)	$(20,556,669)

Diluted Income (Loss) Per Share Numerator
Income (loss) for the period attributable to owners of the Company	$15,894,755	$(3,679,409)	$(20,556,669)

Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371	23,598,371,
Additions from actual events:
- Issuance of common stock, weighted	1,300,685	3,657,808	3,392,308
Basic weighted average shares outstanding	38,549,056	34,706,179	26,990,679

Diluted Income (Loss) Per Share Denominator
Diluted Weighted Average Shares Outstanding:	38,549,056	34,706,179	26,990,679

Income (Loss) Per Share
- Basic and diluted	$0.41	$(0.11)	$(0.76)
Weighted Average Shares Outstanding
- Basic and diluted	38,549,056	34,706,179	26,990,679